Expense Example, No Redemption - Popular High Grade Fixed-Income Fund	Oct. 28, 2026 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 652
Expense Example, No Redemption, 3 Years	1,468
Expense Example, No Redemption, 5 Years	2,301
Expense Example, No Redemption, 10 Years	4,456
Class I Institutional Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	377
Expense Example, No Redemption, 3 Years	1,146
Expense Example, No Redemption, 5 Years	1,934
Expense Example, No Redemption, 10 Years	$ 3,993